Net Loss per Common Share (Tables)	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Reconciliation of Weighted Average Common Shares Used in Calculation of Basic and Diluted EPS

The table below presents a reconciliation of weighted average common shares used in the calculation of basic and diluted EPS (in thousands):

	Three Months Ended March 31,
	2015	2014
Weighted average shares for basic EPS	98,204	97,617
Dilutive effect of warrants	420	−
Weighted average shares for diluted EPS	98,624	97,617